Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (328,138)	$ (131,556)	$ (732,570)	$ (92,376)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	9,675	3,004	10,992	22,343
Provision for doubtful accounts		2,675	2,675	(12,665)
Amortization of debt discounts	20,324	4,892	116,643
Derivative liability expense	157,936	12,703	(76,556)
Stock-based compensation	45,790	43,600	272,147
Loss on conversions of notes payable			138,009
Gain on settlement of accounts payable				(44,336)
Changes in operating assets and liabilities:
Accounts receivable	(5,826)			12,665
Other assets	(11,860)
Accounts payable	4,344	21,500	33,455	53,649
Accrued expenses	45,790	10,000	21,000
Deferred compensation		1,854	5,982	7,102
Accrued interest	18,168	18,056	76,770	52,659
Net cash used in operating activities	(59,737)	(23,272)	(131,453)	(959)
INVESTING ACTIVITIES:
Purchase of Amwaste Assets	(50,000)
Net cash used in investing activities	(50,000)
FINANCING ACTIVITIES:
Proceeds from convertible notes	150,000	20,000	123,000
Loans from officers			8,475
Proceeds from other debt - net	5,330	3,400
Net cash provided by financing activities	155,330	23,400	131,475
NET INCREASE (DECREASE) IN CASH	45,593	128	22	(959)
CASH, BEGINNING OF PERIOD	757	735	735	1,694
CASH, END OF PERIOD	46,350	863	757	735
Supplemental disclosure of cash flow information
Interest				42,650
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discounts	150,000	20,000	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability		25,000	25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer			6,000
Conversions of Convertible Notes Payable: Principal			107,000
Conversions of Convertible Notes Payable: Accrued interest and charges			3,620
Conversions of Convertible Notes Payable: Total debt satisfied			110,620
Fair value of 14,662,039 shares issued to lenders			248,629
Loss on conversions of convertible notes payable			$ 138,009
Issuance of common stock to directors for accrued compensation	56,779
Common stock	99,000
Note payable	110,000
Total	$ 209,000